Matthews Emerging Markets Sustainable Future Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 98.4%
	Shares	Value
China/Hong Kong: 42.0%
Meituan Class Bb,c,d	1,058,100	$22,469,165
JD Health International, Inc.[b,c,d]	3,582,100	15,639,666
Full Truck Alliance Co., Ltd. ADR	1,604,390	14,455,554
Hong Kong Exchanges & Clearing, Ltd.	320,200	13,080,287
Legend Biotech Corp. ADR[c]	225,126	10,970,390
Flat Glass Group Co., Ltd. H Shares	3,540,000	5,874,515
Airtac International Group	174,000	4,983,546
Contemporary Amperex Technology Co., Ltd. A Shares	127,500	4,486,844
Zhihu, Inc. ADR[c]	1,150,977	4,431,261
Lam Research Corp.	4,946	4,036,332
Centre Testing International Group Co., Ltd. A Shares	1,520,700	3,216,294
Medlive Technology Co., Ltd.[b,d]	2,331,000	2,748,494
Ginlong Technologies Co., Ltd. A Shares	225,200	2,639,674
Silergy Corp.	148,000	2,179,598
Kanzhun, Ltd. ADR	82,314	1,428,971
Ginlong Technologies Co., Ltd. A Shares	99,100	1,163,147
Innovent Biologics, Inc.[b,c,d]	150,500	902,608
Total China/Hong Kong		114,706,346

India: 21.9%
Bandhan Bank, Ltd.[b,d]	6,192,268	14,699,995
Shriram Finance, Ltd.	338,041	14,453,654
Indus Towers, Ltd.[c]	1,473,820	6,905,039
Inox Wind, Ltd.[c]	2,275,604	6,475,802
Mahindra & Mahindra, Ltd.	151,561	5,593,885
Phoenix Mills, Ltd.	233,936	5,146,366
Marico, Ltd.	442,101	3,667,049
UNO Minda, Ltd.	205,253	2,694,965
Total India		59,636,755

Taiwan: 9.4%
M31 Technology Corp.	204,006	5,276,835
Taiwan Semiconductor Manufacturing Co., Ltd.	167,000	5,035,744
Elite Material Co., Ltd.	253,000	3,572,012
Poya International Co., Ltd.	210,948	3,522,346
AURAS Technology Co., Ltd.	162,000	3,444,512
Andes Technology Corp.[c]	265,000	3,136,871
AP Memory Technology Corp.	114,000	1,091,231
Sporton International, Inc.	74,270	513,904
Total Taiwan		25,593,455

Brazil: 5.0%
B3 SA - Brasil Bolsa Balcao	2,569,100	5,050,766
YDUQS Participacoes SA	2,935,600	4,952,212
NU Holdings, Ltd. Class Ac	210,320	2,870,868
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	47,600	789,882
Total Brazil		13,663,728

South Korea: 4.0%
Eugene Technology Co., Ltd.	136,469	3,966,622
Advanced Nano Products Co., Ltd.	35,620	2,559,053
Solus Advanced Materials Co., Ltd.	215,048	2,061,653
Ecopro BM Co., Ltd.[c]	8,420	1,180,660

	Shares	Value
Samsung SDI Co., Ltd.	3,826	$1,104,701
Total South Korea		10,872,689

Poland: 2.8%
InPost SAc	249,017	4,701,474
Jeronimo Martins SGPS SA	143,341	2,814,639
Total Poland		7,516,113

United States: 2.4%
Micron Technology, Inc.	62,666	6,499,091
Total United States		6,499,091

South Africa: 2.3%
Nedbank Group, Ltd.	363,133	6,271,914
Total South Africa		6,271,914

Indonesia: 1.7%
PT Bank Rakyat Indonesia Persero Tbk	14,252,700	4,661,522
Total Indonesia		4,661,522

Romania: 1.5%
Banca Transilvania SA	660,108	4,083,355
Total Romania		4,083,355

Saudi Arabia: 1.3%
Saudi Tadawul Group Holding Co.	59,143	3,581,968
Total Saudi Arabia		3,581,968

Vietnam: 1.2%
Nam Long Investment Corp.	1,914,139	3,239,177
Total Vietnam		3,239,177

Turkey: 0.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	948,885	2,162,895
Ford Otomotiv Sanayi AS	3,595	96,504
Total Turkey		2,259,399

Philippines: 0.8%
Security Bank Corp.	1,284,860	2,199,997
Total Philippines		2,199,997

Jordan: 0.5%
Hikma Pharmaceuticals PLC	53,078	1,358,248
Total Jordan		1,358,248

Bangladesh: 0.5%
BRAC Bank PLC	1,665,402	752,653
GrameenPhone, Ltd.	204,318	596,662
Total Bangladesh		1,349,315
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Matthews Emerging Markets Sustainable Future Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Chile: 0.3%
Aguas Andinas SA Class A	2,863,653	$885,239
Total Chile		885,239

TOTAL COMMON EQUITIES		268,378,311
(Cost $226,643,494)
PREFERRED EQUITIES: 3.2%
South Korea: 3.2%
Samsung SDI Co., Ltd., Pfd.	50,488	8,686,871
Total South Korea		8,686,871

TOTAL PREFERRED EQUITIES		8,686,871
(Cost $11,727,378)

Total Investments: 101.6%		277,065,182
(Cost $238,370,872)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.6%)		(4,305,133)
Net Assets: 100.0%		$272,760,049

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $56,459,928, which is 20.70% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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